SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of disaggregated revenue
	Nine Months Ended,
	September 30, 2022	September 30, 2021
Herbs & Produce	$7,361	$7,155
Vitamins and Supplements	1,115	553
Total	$8,476	$7,708

	(in thousands)
	Predecessor	Successor
	Period from January 1, 2020 through March 31, 2020	Period from April 1, 2020 through December 31, 2020	Twelve Months Ended December 31, 2021
Herbs & Produce	$1,685	$7,482	$9,693
Vitamins and Supplements	65	209	814
Total	$1,750	$7,691	$10,507